UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01920

Stralem Fund

(Exact name of registrant as specified in charter)

645 Madison Ave, 13th floor, New York NY 10022

(Address of principal executive offices)           (Zip code)

_____________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-888-8123

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

STRALEM EQUITY FUND

FINANCIAL STATEMENTS

APRIL 30, 2007

(unaudited)

STRALEM EQUITY FUND

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2007
(unaudited)

ASSETS
Investments, at fair value
Common stocks (cost $98,459,868)	$118,617,394
United States Government obligations (cost $2,999,579)	2,999,579
Money market mutual funds	3,708,834

125,325,807

Interest and dividends receivable	179,910
Prepaid expenses and other	43,799

125,549,516

LIABILITIES
Advisory and administrative fees payable to adviser	120,822
Accrued expenses and accounts payable	6,677

127,499

Net assets applicable to outstanding shares of beneficial interest	$125,422,017

Net asset value per share - based on 944,972.734 shares of beneficial interest outstanding (offering price and redemption price)	$132.73

Analysis of net assets:
Paid-in capital	$104,355,126
Undistributed ordinary income	434,129
Net undistributed capital gains	475,236
Net unrealized appreciation	20,157,526

$125,422,017

See notes to financial statements                                                                                                                                                                                                                                                                           2

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
April 30, 2007
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (94.65%):
	Aerospace & Defense (3.32%):
46,300	L-3 Communications Holdings, Inc	$ 4,163,759
	Biotechnology (2.71%):
*53,000	Amgen Inc.	3,399,420
	Communications Equipment (2.41%):
*112,700	Cisco Systems Inc.	3,013,598
	Construction & Farm Machinery (3.56%):
61,400	Caterpillar Inc	4,458,868
	Diversified Chemicals (3.46%):
64,000	Eastman Chemical Co	4,332,800
	Electric Utilities (13.32%):
203,300	Duke Energy Corp	4,171,716
85,900	Pinnacle West Capital Corp.	4,148,111
81,500	Progress Energy, Inc	4,119,825
112,600	Southern Co.	4,255,154
	Electrical Components & Equipment (3.41%):
91,000	Emerson Electric Co	4,276,090
	Health Care Equipment (2.52%):
30,000	Medtronic Inc	1,587,900
17,400	Zimmer Holdings Inc	1,574,352
	Household Appliances (3.91%):
46,300	Whirlpool Corp	4,905,022
	Industrial Machinery (6.30%):
55,000	Danaher Corp	3,915,450
89,100	Ingersoll-Rand Co Ltd	3,978,315
	Integrated Oil & Gas (6.94%):
56,900	Chevron Corp.	4,426,251
84,300	Occidental Petroleum Corp	4,274,010
	Integrated Telecommunication Services (3.38%):
110,900	Verizon Communication Inc.	4,234,162
	Managed Health Care (3.07%):
72,600	UnitedHealth Group, Inc	3,852,156
	Multi-Line Insurance (6.57%):
58,500	American International Group, Inc	4,089,735
87,500	Loews Corporation	4,140,500
	Multi-Utilities (3.39%):
82,800	Consolidated Edison, Inc	4,244,328
	Oil & Gas Exploration & Production (6.82%):
60,400	Devon Energy Corp.	4,401,348
76,400	XTO Energy Inc	4,146,228

	carried forward:	94,109,098

See notes to financial statements                                                                                                                                                                                                                                                                           3

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
April 30, 2007
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (continued):
	brought forward	$ 94,109,098
	Pharmaceuticals (8.33%):
54,700	Abbott Laboratories	3,097,114
52,700	Eli Lilly & Co	3,116,151
159,700	Pfizer Incorporated	4,225,662
	Restaurants (3.45%):
89,600	McDonald’s Corporation	4,325,888
	Semiconductors (2.59%):
76,800	Intel Corp.	1,651,200
46,300	Texas Instruments Inc	1,591,331
	Systems Software (2.56%):
107,100	Microsoft Corp.	3,206,574
	Tobacco (2.63%):
47,800	Altria Group, Inc	3,294,376

		118,617,394

	United States Government obligations (2.39%):
	Treasury bills (2.39%):
3,000,000	May 3, 2007	2,999,579

	Money market mutual funds (2.96%):
	Dreyfus NY Muni Cash Management Fund	3,708,834

	Total Investments (cost $105,168,281)	$ 125,325,807

*Nonincome producing

See notes to financial statements                                                                                                                                                                                                                                                                          4

STRALEM EQUITY FUND

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2007
(unaudited)

Investment income:
Interest	$117,419
Dividends	1,041,135

1,158,554

Expenses:
Investment advisory	524,479
Legal fees	94,058
Auditing fees	18,940
Administration expenses	64,126
Insurance	5,068
Filing fees	16,279
Miscellaneous	2,598
Directors' fees	5,443
Regulatory	2,948
Taxes	2,957

736,896

Net investment income	421,658

Net realized gain from security transactions	1,881,694
Net increase in unrealized appreciation of investments	6,674,458

Net gain on investments	8,556,152

Net increase in net assets resulting from operations	$8,977,810

See notes to financial statements                                                                                                                                                                                                                                                                           5

STRALEM EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	(unaudited)
Operations:
Net investment income	$421,658	$533,351
Net realized gain from security transactions	1,881,694	2,428,535
Net increase in unrealized appreciation of investments	6,674,458	3,088,247

	8,977,810	6,050,133

Distributions to shareholders:
Investment income	-	(525,896)
Realized gains	-	-

	-	(525,896)

Capital share transactions:
Proceeds from shares sold	42,907,921	19,936,539
Proceeds from reinvestment of dividends	-	502,482
Cost of shares redeemed	(3,544,045)	(9,573,202)

	39,363,876	10,865,819

Increase in net assets	48,341,686	16,390,056
Net assets at the beginning of the period	77,080,331	60,690,275

Net assets at the end of the period	$125,422,017	$77,080,331

Accumulated undistributed net investment
income at end of the period	$434,129	$12,471

Number of trust shares:
Sold	342,693.887	169,961.728
Issued on reinvestment of dividends	-	4,107.921
Redeemed	(27,896.204)	(80,918.041)

Net increase in shares outstanding	314,797.683	93,151,608

See notes to financial statements                                                                                                                                                                                                                                                                           6

STRALEM EQUITY FUND

Note A - Organization

Stralem Equity Fund (the "Equity Fund") is separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest.  The Equity Fund is non-diversified, open-ended management investment company.  The Equity Fund's investment objective is long-term capital appreciation.

Note B - Summary of Significant Accounting Policies

[1]	Security valuation:

Investments in securities are valued at the last reported sales price on the last business day of the period; if there have been no sales for any business day, a security is valued at the last reported sale price. United States Treasury bills (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value.

[2]	Federal income taxes:

The Equity Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains.  Therefore only nominal income tax provisions are required.

[3]	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]	New accounting pronouncements:

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of Statement of Financial Accounting Standards (“SFAS”) No. 109” (“FIN 48”).  FIN 48 prescribes a recognition threshold and measurement attribute, as well as criteria for subsequently recognizing, derecognizing and measuring uncertain tax positions for financial statement purposes.  This interpretation also requires expanded disclosure with respect to the uncertainty in income taxes.  Management does not anticipate that the adoption of FIN 48 will have a material impact on its financial position or results of operations.

In September 2006, the FASB issued SFAS No. 157 (“FAS 157”), “Fair Value Measurements” (“SFAS No. 157”).  Among other requirements, FAS 157 defines fair value and establishes a framework for measuring fair value and also expands disclosure about the use of fair value to measure assets and liabilities.  SFAS No. 157 is effective the first fiscal year that begins after November 15, 2007.  Management does not anticipate that SFAS No. 157 will have a material impact on its financial position or results of operations.

[5]	Other:

Security transactions are accounted for on a trade date basis.  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Dividends to shareholders are recorded on the ex-dividend date.

Distributions to shareholders presented in the Statement of Changes in Net Assets represent their tax character.
                                                                                                                                                                                                                                                    7

STRALEM EQUITY FUND

Note C - related party transactions

The Equity Fund’s investment advisory agreement with Stralem & Company Incorporated (the “Investment Adviser”) provides for a quarterly fee of .3125 of 1% (equivalent to approximately 1.25% annually) of the average weekly net asset value of the Equity Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .25 of 1% for the next $50,000,000 and .1875 of 1% thereafter (equivalent to approximately 1.00% and .75%, respectively, annually).

The Equity Fund has an administrative services agreement with the Investment Adviser which provides that the Equity Fund will pay the Investment Adviser an annual administration fee, payable quarterly, of 0.15% for the first $50 million, 0.125% for the next $50 million and 0.10% over $100 million of its average weekly net assets.

Certain officers and a trustee of the Trust are also officers of the Investment Adviser.

Note D - Investment Transactions

[1]	Gross unrealized appreciation at April 30, 2007 (cost* $90,017,405)	$ 20,458,877
	Gross unrealized depreciation at April 30, 2007 (cost* $ 8,442,463)	(301,351)

	Net unrealized appreciation	$ 20,157,526

*U.S. Federal income tax basis

[2]
Purchases**	$ 53,167,087
Sales**	$ 18,661,958

**Excluding short-term securities

Note E - Federal Tax Information

At October 31, 2006 the Equity Fund had capital loss carryforwards of $1,406,458 which are available to offset future realized capital gains until October 31, 2011.

                                                                                                                                                                                                                                                     8

STRALEM EQUITY FUND

CONDENSED FINANCIAL INFORMATION
(for a share outstanding throughout the period)

	Six Months Ended	Year Ended
	April 30,	October 31,
	2007	2006
	(unaudited)

Net asset value, beginning of period	$122.32	$113.01

Income from investment operations:
Net investment income	.44	.84
Net gains on securities	9.97	9.31

Total from investment income	10.41	10.15

Less distributions:
Dividends from net investment income	-	(.84)
Distributions from capital gains	-	-

Total distributions	-	(.84)

Net asset value, end of period	$132.73	$122.32

Total return	8.51%*	8.98%
Ratios/supplemental data:
Net assets, end of period (in thousands)	$125,422	$77,080
Ratio of expenses to average net assets	1.57%**	1.70%
Ratio of net investment income to average net assets	.90%**	.76%
Portfolio turnover rate	42.00%**	18.00%

*    Not annualized
** Annualized

Note:  The returns shown do not reflect the deduction for taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

                                                                                                                                                                                                                                                    9

STRALEM EQUITY FUND

Percentages are based on the Fund’s total portfolio.

                                                                                                                                                                                                                                                   10

STRALEM EQUITY FUND

DISCLOSURE OF FUND EXPENSES

Example

As a shareholder of the Equity Fund, you incur ongoing costs, including management fees and other Fund expenses which are deducted from the Fund’s gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Equity Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Equity Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs in investing in the Equity Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 11/1/06	Ending Account Value 04/30/07	Expenses Paid During Period *
Actual	$1,000.00	$1,069.40	$8.17
Hypothetical (5% return before expenses)	$1,000.00	$1,034.30	$8.03
*Expenses are equal to the Fund’s annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 184/366.

                                                                                                                                                                                                                                                  11

STRALEM EQUITY FUND

TRUSTEES COMPENSATION

Trustees	Aggregate Compensation From Fund For the six months ended April 30, 2007	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
Mr. Baumann	None	None	None	None
Mr. Pearlman	$3,000	None	None	$3,000
Mr. Rubin	$3,000	None	None	$3,000
Mr. Ruff	$3,000	None	None	$3,000

None of the Trustees and Officers of the Equity Fund receives any compensation, other than Trustees’ fees, from the Fund.  Each Trustee receives a fee of $1,000 per meeting for each Trustees meeting attended.  In addition, the Fund reimburses the Trustees for their out-of-pocket expenses incurred on Fund business.  There are generally at least three meetings per year. No Trustees’ out-of-pocket expenses were claimed or reimbursed during the six months ended April 30, 2007.

                              12

STRALEM EQUITY FUND

   Additional Information

            Proxy Voting Policies and Procedures
A description of Stralem Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the Fund toll free at (866) 455-1007 or on the SEC’s website at http://www.sec.gov. The Equity Fund’s proxy voting record for the most recent 12-month period ended June 30th is available from the SEC’s website at www.sec.gov or upon request by calling the Fund at the above number.

Quarterly Portfolio Holdings
The Equity Fund’s Form N-Q containing a complete schedule of portfolio holdings for the first and third quarters of each fiscal year is available on the SEC’s website at http://www.sec.gov or is available upon request, without charge, by calling the Fund toll free at (866) 455-1007.

Householding
The Equity Fund will generally send only one copy of the Prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same “household”. This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies or do not want your mailings to be “householded,” please send the Fund a written request or call toll free at (866) 455-1007.

Approval of Advisory Agreement
On March 22, 2007, the Board of Trustees of Stralem Equity Fund approved the continuation of the advisory agreement with the Adviser as being in the best interest of Stralem Equity Fund and its shareholders. The Trustees reviewed materials and memorandum about the Adviser and  Stralem Equity Fund provided to them in response to their request.

The Board reviewed the advisory fee paid by the Fund under the advisory agreement and the total expense ratio of the Fund including the administrative services fee paid to the Adviser.  The Board concluded that although the Equity Fund’s advisory fee was higher than most of the advisory fees of funds in its select peer groups, the Fund’s overall expense ratio was competitive with the select peer groups.  The Trustees considered that as the Equity Fund’s assets continued to grow, the Fund’s expense ratio would continue to decline due to economies of scale and the breakpoints in place in both the advisory and administrative fee structures. The Trustees noted that the Equity Fund’s expense ratio had already improved due to an influx of assets following the dissolution of Stralem Balanced Fund, a former series of Stralem Fund, on March 14, 2007.

The Board reviewed the Equity Fund’s performance relative to its peer groups and determined that the Equity Fund had outperformed its peer groups in most but not all categories.  The Board concluded that the Equity Fund’s performance was satisfactory.

The Board considered additional factors that it deemed relevant, including, among other things:

• the nature and quality of the services the Investment Adviser provides to the Fund and its shareholders and found that the services were appropriate;

•      the level of fees paid by the Fund compared to fees paid by the managed accounts and found that the fees charged to the Equity Fund are higher than the Adviser’s other managed accounts because the Equity Fund, as a registered investment company, is more difficult and time-consuming to manage;

•      the profitability of the Adviser and agreed that the Adviser’s continued provision of services in any area is not in doubt and that the level of profitability was not excessive in light of the services provided by the Adviser; and

• the level of and quality of the Adviser’s advisory personnel and agreed that it was adequate.

13

STRALEM EQUITY FUND

OFFICERS

Philippe E. Baumann, President
Philippe Labaune, Vice President
Adam Abelson, Vice President
Hirschel B. Abelson, Secretary & Treasurer
Joann Paccione, Assistant Treasurer/Secretary/
Chief Compliance Officer

TRUSTEES

Name/Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During the Last 5 Years
Philippe Baumann, 77	Trustee and President	34	Executive Vice President and Director of the Investment Adviser.
Kenneth Pearlman, 76	Trustee	34	Retired.
Michael Rubin, 66	Trustee	10	Retired.
Jean Paul Ruff, 72	Trustee	27	President and Chairman, Hawley Fuel Coal, Inc

INVESTMENT ADVISER

Stralem & Company Incorporated
645 Madison Avenue
New York, NY 10022

OFFICE

645 Madison Avenue
New York, NY 10022
Telephone (212) 888-8123
Fax (212) 888-8152

This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein.  Portfolios can suffer losses as well as gains.

14

ITEM 2. CODE OF ETHICS.

Not applicable in semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable in semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable in semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable in semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures  (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b)
There were no significant changes in the registrant’s internal controls or in other factors    that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) (1)	Not applicable in semi-annual report.

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stralem Fund

By (Signature and Title)*                   \s\ Philippe E. Baumann
Philippe E. Baumann, President
(Principal Executive Officer)

Date   May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Hirschel B. Abelson
Hirschel B. Abelson
(Principal Financial Officer)

Date May 30, 2007

CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Philippe E. Baumann, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial report; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):
a)
all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: May 30, 2007

/s/ Philippe E. Baumann
Philippe E. Baumann
Principal Executive Officer

CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Hirschel B. Abelson, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial report; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):
a)
all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: May 30, 2007

/s/ Hirschel B. Abelson
Hirschel B. Abelson
Principal Financial Officer

CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

         The undersigned, the President of Stralem Fund (the "Fund"), with respect to the Form N-CSR for the period ended June 30, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

         1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Dated:   May 30, 2007

                                                    /s/ Philippe E. Baumann
                                                    Philippe E. Baumann
Principal Executive Officer

CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

         The  undersigned,  the Chief  Financial  Officer of Stralem Fund (the  "Fund"),  with respect to the Form N-CSR for the period ended June 30, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

         1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

         2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Dated:   May 30, 2007

                                     /s/ Hirschel B. Abelson
Hirschel B. Abelson
Principal Financial Officer